Quarterly Report
March 31, 2025
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.2%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$1,988,000	$1,945,062
Boeing Co., 6.388%, 5/01/2031	575,000	612,731
		$2,557,793
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$239,000	$238,878
Asset-Backed & Securitized – 23.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)	$12,825,736	$520,084
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.93% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	897,265
ACREC 2021-FL1 Ltd., “B”, FLR, 6.23% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,594,201
ACREC 2021-FL1 Ltd., “C”, FLR, 6.58% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	900,239
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	194,430	194,352
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	34,263	34,272
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	423,478	424,829
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	452,878
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.283% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	262,229
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,101,219
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.433% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,100,346
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	661,004
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.648% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,733,700
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	236,313
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	185,687	187,363
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.943% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	1,065,955	1,057,629
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	21,231,053	459,508
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	5,415,915	296,405
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.354%, 9/15/2054 (i)	5,848,133	344,923
BDS 2021-FL10 Ltd., “B”, FLR, 6.38% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	518,235
BDS 2021-FL10 Ltd., “C”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	376,825
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.257%, 2/15/2054 (i)	10,261,108	537,419
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.235%, 7/15/2054 (i)	10,983,188	601,140
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.258%, 8/15/2054 (i)	8,120,459	453,783
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.02%, 9/15/2054 (i)	11,742,193	474,557
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.848% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	922,158	918,344
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.399% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	287,213
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.648% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	462,931
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	396,107	403,443
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	85,737	87,869
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	451,073	447,999
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	263,602	260,602
BXMT 2020-FL2 Ltd., “B”, FLR, 6.083% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,423,309
CD 2017-CD4 Mortgage Trust, “XA”, 1.217%, 5/10/2050 (i)	13,380,370	252,818
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	331,527
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	104,600
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	358,399	360,732
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	389,171	394,641
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	506,540	509,846
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	738,717	746,600
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	245,181	247,604
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,712,582	229,151
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.283%, 2/15/2054 (i)	8,872,511	514,302
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.971%, 6/15/2063 (i)	8,836,645	377,509
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.031%, 6/15/2064 (i)	4,876,045	226,311
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	729,231
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	534,000	534,610
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	343,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	$202,533	$203,374
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.921% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,500,312
Empire District Bondco LLC, 4.943%, 1/01/2033	316,356	317,862
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	309,873	310,989
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	398,000	399,855
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	440,000	441,832
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.192% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	216,232	215,026
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.592% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,132,034
General Motors Co., FLR, 4.798% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	523,834
General Motors Co., FLR, 4.898% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	725,642
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.141%, 5/10/2050 (i)	14,754,492	231,978
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.073%, 8/10/2050 (i)	14,746,023	272,514
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.123%, 5/12/2053 (i)	8,306,152	381,849
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	500,725	502,776
JPMorgan Chase Commercial Mortgage Securities Corp., 1.019%, 9/15/2050 (i)	10,674,769	190,233
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	185,942	186,265
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	347,000	347,125
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.183% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,342,585
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.433% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	565,790
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.704% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	812,372
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.91% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,221,904
MF1 2020-FL4 Ltd., “B”, FLR, 7.183% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	1,946,000	1,943,654
MF1 2021-FL6 Ltd., “B”, FLR, 6.08% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,574,550
MF1 2022-FL9 LLC, “B”, FLR, 7.466% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,887,059
MF1 2024-FL14 LLC, “C”, FLR, 7.605% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	415,332
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.234%, 5/15/2050 (i)	12,268,765	211,284
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.295%, 6/15/2050 (i)	6,195,641	113,471
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.789%, 12/15/2051 (i)	15,711,603	391,714
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.279%, 5/15/2054 (i)	7,239,754	378,676
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)	6,552,365	298,617
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	648,560	653,332
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	1,126,301	1,128,739
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,464,088	1,470,150
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	800,125	804,715
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	1,335,387	1,348,344
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.448% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	554,403
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	251,242	253,434
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	291,917	292,947
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	88,208	88,511
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	566,639	573,400
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,072,198
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	708,426
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	549,865
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,305,016
Palmer Square Loan Funding 2025-1A Ltd., “A-2”, FLR, 5.521% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,496,718
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.45% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	925,867
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	515,085
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.054% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	422,064
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	673,354
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.504% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,001,444
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.23% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	760,750
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,774,289
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.283% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,990,482
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.011%, 11/15/2050 (i)	8,914,525	170,522
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.878%, 12/15/2051 (i)	6,850,345	179,163
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	441,249	445,377
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	404,439	405,931
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	211,210	212,555
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.336%, 11/15/2054 (i)	3,745,634	225,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.197% (SOFR - 30 day + 0.85%), 3/15/2027	$30,234	$30,240
		$66,688,884
Automotive – 2.0%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,444,224
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	584,000	577,632
Hyundai Capital America, 5.875%, 4/07/2025 (n)	591,000	591,088
LKQ Corp., 5.75%, 6/15/2028	1,305,000	1,334,110
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	682,788
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	648,841
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	482,703
		$5,761,386
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$679,000	$662,268
Brokerage & Asset Managers – 2.3%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,396,000	$1,371,173
Charles Schwab Corp., 5.875%, 8/24/2026	1,766,000	1,798,751
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	665,788
LPL Holdings, Inc., 5.7%, 5/20/2027	770,000	782,680
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	562,000	557,136
LPL Holdings, Inc., 6.75%, 11/17/2028	413,000	436,632
LPL Holdings, Inc., 4%, 3/15/2029 (n)	916,000	877,332
		$6,489,492
Business Services – 1.2%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$600,867
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,404,266
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,449,032
		$3,454,165
Cable TV – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$732,000	$746,854
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,403,000	1,437,135
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,103,000	1,100,770
Videotron Ltd., 3.625%, 6/15/2029 (n)	959,000	904,678
		$4,189,437
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$649,000	$621,524
Conglomerates – 0.7%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,174,000	$1,182,888
Regal Rexnord Corp., 6.05%, 4/15/2028	689,000	706,828
		$1,889,716
Consumer Services – 0.4%
Meituan, 4.5%, 4/02/2028 (n)	$715,000	$710,825
Meituan, 4.625%, 10/02/2029 (n)	384,000	379,731
		$1,090,556
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$421,076
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,455,241
Berry Global, Inc., 5.5%, 4/15/2028	167,000	170,337
		$2,046,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$1,018,000	$1,022,998
Electronics – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$427,000	$432,382
Broadcom, Inc., 4.15%, 2/15/2028	417,000	413,464
Broadcom, Inc., 5.05%, 7/12/2029	241,000	244,347
Broadcom, Inc., 4.35%, 2/15/2030	596,000	587,257
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,091,353
		$2,768,803
Energy - Independent – 1.4%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$440,000	$445,390
Diamondback Energy, Inc., 5.15%, 1/30/2030	440,000	446,673
EQT Corp., 5.7%, 4/01/2028	717,000	737,087
Occidental Petroleum Corp., 5%, 8/01/2027	417,000	418,392
Occidental Petroleum Corp., 5.2%, 8/01/2029	620,000	619,586
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,493,000	1,297,659
		$3,964,787
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$753,558
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	503,162
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	829,407
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	637,402
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	747,642
		$3,471,171
Food & Beverages – 2.3%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$1,285,619
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,904,000	1,780,095
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	637,162
Mars, Inc., 4.6%, 3/01/2028 (n)	675,000	677,715
Mars, Inc., 4.8%, 3/01/2030 (n)	1,237,000	1,244,075
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	940,544
		$6,565,210
Gaming & Lodging – 1.0%
Hyatt Hotels Corp., 5.75%, 1/30/2027	$633,000	$643,970
Las Vegas Sands Corp., 5.9%, 6/01/2027	374,000	380,036
Marriott International, Inc., 4.9%, 4/15/2029	445,000	447,640
Sands China Ltd., 3.8%, 1/08/2026	1,221,000	1,207,513
		$2,679,159
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$113,000	$106,257
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	141,668
		$247,925
Insurance – 1.1%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$499,000	$506,998
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	874,769
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	400,000	404,716
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,435,000	1,443,620
		$3,230,103
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$500,000	$502,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$571,000	$572,233
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	571,000	574,944
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	586,000	588,764
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	586,000	587,059
		$2,323,000
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,182,295
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$626,000	$633,686
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	255,000	245,501
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	438,432
		$1,317,619
Major Banks – 11.9%
Bank of America Corp., 4.45%, 3/03/2026	$995,000	$993,387
Bank of America Corp., 4.25%, 10/22/2026	575,000	573,174
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,439,509
Bank of America Corp., 4.183%, 11/25/2027	959,000	950,387
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	550,000	548,844
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,417,087
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,698,211
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	322,000	333,727
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	186,000	189,999
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	366,274
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	589,004
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	445,866
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,983
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	750,000
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	801,238
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,155,827
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	905,665
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,429,348
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	142,036
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	874,416
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	411,000	415,374
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	1,039,812
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	835,849
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	958,607
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	738,000	744,406
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	803,000	819,048
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,344,527
Morgan Stanley, 3.95%, 4/23/2027	135,000	133,535
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	395,077
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	726,155
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,212,000	1,218,867
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,751,891
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,600,177
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,139,340
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	1,981,827
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	373,940
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	251,961
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	416,360
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	719,219
		$33,626,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$453,952
IQVIA, Inc., 6.25%, 2/01/2029	321,000	334,251
		$788,203
Metals & Mining – 2.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,386,592
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,085,399
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,155,818
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,102,000	1,109,103
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	562,000	565,268
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	481,000	485,945
		$5,788,125
Midstream – 2.0%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$1,189,000	$1,229,768
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,413,000	1,436,631
Enbridge, Inc., 5.25%, 4/05/2027	926,000	937,643
Energy Transfer LP, 2.9%, 5/15/2025	635,000	633,519
Energy Transfer LP, 5.55%, 2/15/2028	436,000	446,300
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	991,649
		$5,675,510
Mortgage-Backed – 1.1%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$342,650	$345,654
Fannie Mae, 5.335%, 2/25/2045 (n)	178,376	178,529
Freddie Mac, 4.987%, 7/25/2029	344,283	344,595
Freddie Mac, 1.573%, 4/25/2030 (i)	6,040,805	385,498
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,798,682	1,726,551
Freddie Mac, 2%, 7/15/2042	234,458	218,527
		$3,199,354
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$450,000	$453,077
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	149,165
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	180,928
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	27,371	27,030
		$810,200
Oil Services – 0.4%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$619,000	$626,717
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	433,000	439,577
		$1,066,294
Oils – 0.2%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$545,000	$548,280
Other Banks & Diversified Financials – 2.6%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$914,219
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	237,511
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	919,646
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	944,237
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,028,525
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	1,042,000	1,070,301
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	571,000	571,270
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	659,000	642,311
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	884,000	902,202
		$7,230,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$294,000	$294,056
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	315,000	320,845
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	314,140
		$929,041
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$850,000	$801,349
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$1,064,002
Corporate Office Property LP, REIT, 2%, 1/15/2029	219,000	195,574
		$1,259,576
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$750,000	$767,302
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$172,000	$169,181
WEA Finance LLC, 4.125%, 9/20/2028 (n)	893,000	868,842
WEA Finance LLC, 3.5%, 6/15/2029 (n)	242,000	228,793
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	183,000	176,875
		$1,443,691
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,567,000	$1,538,217
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	505,000	470,011
		$2,008,228
Specialty Stores – 0.6%
Genuine Parts Co., 4.95%, 8/15/2029	$898,000	$900,848
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	760,082
		$1,660,930
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$254,653
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	198,966
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,900,018
T-Mobile USA, Inc., 4.2%, 10/01/2029	174,000	170,854
		$2,524,491
Tobacco – 0.7%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$501,316
Philip Morris International, Inc., 5%, 11/17/2025	364,000	365,165
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	329,655
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	646,415
		$1,842,551
Transportation - Services – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,306,000	$1,327,553
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,134,000	1,134,252
GXO Logistics, Inc., 6.25%, 5/06/2029	586,000	604,722
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	584,000	589,862
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	851,000	867,197
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	602,000	609,361
		$5,132,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 21.9%
U.S. Treasury Notes, 5%, 9/30/2025	$3,344,000	$3,356,253
U.S. Treasury Notes, 4.875%, 11/30/2025	11,149,000	11,198,648
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	32,902,048
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,158,991
U.S. Treasury Notes, 2.75%, 7/31/2027	2,277,000	2,219,274
		$61,835,214
Utilities - Electric Power – 2.7%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$341,957
Con Edison Co. of NY, Inc., FLR, 4.861% (SOFR - 1 day + 0.52%), 11/18/2027	851,000	855,683
Edison International, 4.7%, 8/15/2025	750,000	750,010
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	630,000	635,885
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	500,031
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	925,752
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	549,538
Pacific Gas & Electric Co., 5.367%, 9/04/2025	1,512,000	1,512,140
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	871,941
Pacific Gas & Electric Co., 5.55%, 5/15/2029	594,000	602,108
		$7,545,045
Total Bonds		$271,450,001
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	9,259,217	$9,260,143

Other Assets, Less Liabilities – 0.5%		1,360,069
Net Assets – 100.0%		$282,070,213
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,260,143 and $271,450,001, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $106,182,264, representing 37.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	77	$15,952,234	June – 2025	$73,412

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	Daily SOFR / Annually	$102,633	$—	$102,633
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	Daily SOFR / Annually	346,747	(2,309)	344,438
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	Daily SOFR / Annually	74,954	—	74,954
						$524,334	$(2,309)	$522,025
At March 31, 2025, the fund had liquid securities with an aggregate value of $572,869 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$61,835,214	$—	$61,835,214
Non - U.S. Sovereign Debt	—	1,182,295	—	1,182,295
Municipal Bonds	—	810,200	—	810,200
U.S. Corporate Bonds	—	90,497,721	—	90,497,721
Residential Mortgage-Backed Securities	—	12,671,060	—	12,671,060
Commercial Mortgage-Backed Securities	—	10,507,848	—	10,507,848
Asset-Backed Securities (including CDOs)	—	46,709,330	—	46,709,330
Foreign Bonds	—	47,236,333	—	47,236,333
Investment Companies	9,260,143	—	—	9,260,143
Total	$9,260,143	$271,450,001	$—	$280,710,144
Other Financial Instruments
Futures Contracts – Assets	$73,412	$—	$—	$73,412
Swap Agreements – Assets	—	522,025	—	522,025
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,998,565	$23,311,393	$23,049,332	$(6)	$(477)	$9,260,143
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,568	$—